Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 19 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280, including machinery and equipment, construction material, municipal construction projects, and technology consulting and other services.

Construction material segment manufactures and sells eco-friendly construction material. Machinery and equipment segment manufactures and sells machinery and equipment used to manufacture construction material. Construction service segment generates revenue from contracting municipal construction projects. Technological consulting service segment generates revenue from providing environmental-protection related consulting services to customers.

The following table presents summary information by segments for the Company’s continuing operations for the years ended December 31, 2020, 2019 and 2018, respectively:

	For the year ended December 31, 2020
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$6,528,080	$3,099,725	$106,695	$-	$9,734,500
Cost of goods sold	4,429,869	4,136,657	10,611	-	8,577,137
Gross profit	2,098,211	(1,036,932)	96,084	-	1,157,363
Interest expense and charges	672,779	735,683	136,053	-	1,544,515
Depreciation and amortization	164,538	1,993,462	4,110	-	2,162,110
Capital expenditures	6,900	242,593	-	-	249,493
Income tax expenses	569,974	-	-	-	569,974
Segment loss	(559,625)	(12,082,530)	(258,453)	-	(12,900,608)
Segment assets	$16,389,063	$41,233,143	$347,917	$3,950	$57,974,073

	For the year ended December 31, 2019
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$14,049,051	$15,323,690	$178,986	$-	$29,551,727
Cost of goods sold	9,420,539	12,730,843	39,775	-	22,191,157
Gross profit	4,628,512	2,592,847	139,211	-	7,360,570
Interest expense and charges	633,483	562,971	52,922	4,480	1,253,855
Depreciation and amortization	175,142	1,972,980	8,697	-	2,156,819
Capital expenditures	452,327	983,725	18,923	-	1,454,975
Income tax expenses	389,874	617,031	-	-	1,006,905
Segment loss	(2,982,674)	(7,956,271)	(304,433)	(1,052,740)	(12,296,118)
Segment assets	$19,150,283	$51,280,425	$356,424	$8,111	$70,795,244

	For the year ended December 31, 2018
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$9,178,331	$18,805,539	$720,191	$590,808	$29,294,869
Cost of goods sold	2,951,851	11,600,016	537,076	180,505	15,269,448
Gross profit	6,226,480	7,205,523	183,115	410,303	14,025,421
Interest expense and charges	480,676	585,242	473	3,367	1,069,758
Depreciation and amortization	86,005	1,508,016	13,420	-	1,607,441
Capital expenditures	235,417	9,034,223	-	-	9,269,640
Income tax expenses	(243,698)	1,283,697	1,675	800	1,042,474
Segment profit (loss)	772,928	3,613,721	(68,077)	(1,665,184)	2,653,388
Segment assets as of December 31, 2018	$21,607,155	$58,775,391	$716,909	$905,465	$82,004,922